Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
Selling, general and administrative expenses
Summary of selling, general and administrative expenses

	2018	2019	2020
Advertising, client acquisition and related expenses	1,176	562	301
Tax expenses, except income and payroll related taxes	427	367	316
Advisory and audit services	478	537	611
Rent of premises	461	102	113
Expenses related to Tochka platform services	—	538	382
IT related services	300	325	346
Offering expenses	—	79	71
Other expenses	991	932	593
Total selling, general and administrative expenses	3,833	3,442	2,733